PROPOSED PUBLIC OFFERING (Detail) - $ / shares			3 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Number of units sold			24,300,287
Initial Public Offering
Subsidiary or Equity Method Investee [Line Items]
Number of units sold	2,300,287	22,000,000	24,300,287	22,000,000
Purchase price, per unit		$ 10.00	$ 10.00	$ 10.00
Initial Public Offering | Public Warrants
Subsidiary or Equity Method Investee [Line Items]
Number of shares in a unit			1	1
Number of warrants in a unit			0.25	0.25
Number of shares issuable per warrant			1	1
Exercise price of warrants			$ 11.50	$ 11.5
Over-allotment option
Subsidiary or Equity Method Investee [Line Items]
Number of units sold	2,300,287		3,300,000	25,300,000
Purchase price, per unit		$ 10.00	$ 10.00